Share-Based Payments - by Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allocation of Share-Based Payment Expense by function
Cost of cloud and software	€ 138	€ 78	€ 115
Cost of services	246	142	158
Research and development	429	210	269
Sales and marketing	562	312	442
General and administration	461	88	135
Share-based payment expenses	1,835	830	1,120
Thereof cash-settled share-based payments	1,664	674	963
Thereof equity-settled share-based payments	171	€ 156	€ 157
Amount paid related to share based payments that became fully vested as part of the restructuring plan	€ 79